RELATED PARTY DISCLOSURES (Details Narrative)				6 Months Ended			12 Months Ended
	Mar. 13, 2025 HKD ($)	Jan. 12, 2024 USD ($) $ / shares shares	Jan. 01, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Sep. 30, 2025 HKD ($) $ / shares
IfrsStatementLineItems [Line Items]
Cost of revenue					$ 8,947,191	$ 2,357,813
Purchase of property, plant and equipment					29,577	6,898
Consulting fees per year					2,268,939	3,007,238
Par value per share | (per share)				$ 0.001				$ 0.0078
Related party deposit							$ 950,000	$ 1,900,000
Related direct cost					322,100		$ 322,100
Directors [member]
IfrsStatementLineItems [Line Items]
Administrative expenses						659,022
Cost of revenue						240,978
Chan Kam Biu, Richard [member]
IfrsStatementLineItems [Line Items]
Administrative expenses						359,022
Cost of revenue						240,978
Remuneration waived						600,000
Lui Lai Yuen [member]
IfrsStatementLineItems [Line Items]
Related party advances					200,000
Dr Chan Kam Biu, Richard [member]
IfrsStatementLineItems [Line Items]
Related party advances					1,191,612	527,353
Related party advances received					1,115,630	595,793
Purchase of property, plant and equipment					$ 29,577	$ 6,898
MavDB Consulting LLC [member]
IfrsStatementLineItems [Line Items]
Shares ownership percentage				9.85%	9.85%		10.00%
Consulting fees per year			$ 50,000	$ 250,000	$ 1,950,000
Consulting fees over five years			$ 250,000
MavDB Consulting LLC [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Consulting fees over five years		$ 250,000
Number of shares issued | shares		1,000,000
Par value per share | (per share)		$ 0.001		$ 0.001				$ 0.0078
Ms. Lui Lai Yuen, and Mr. Chan Koon Wah Charles [member]
IfrsStatementLineItems [Line Items]
Purchase of property, plant and equipment	$ 9,500,000